Long-term Debt (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	$ 3,348,808	$ 2,634,313	$ 3,457,515
Less: current portion	(1,780,139)	(1,054,053)	(1,374,489)
Long-term portion	1,568,669	1,580,260	2,083,026
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	436,000	0
Note Payable To West Virginia Development Office [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	123,744	123,744	258,497
Note Payable To West Virginia Economic Development Authority, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	147,306	147,306	179,728
Note Payable To West Virginia Infrastructure and Jobs Development Council, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	145,078	145,078	177,894
Note Payable To West Virginia Economic Development Authority, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	639,085	639,085	756,217
Note Payable To West Virginia Infrastructure and Jobs Development Council, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	651,913	651,913	768,259
Note Payable To West Virginia Jobs Investment Trust Board, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	290,000	290,000	275,045
Note Payable To West Virginia Jobs Investment Trust Board, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	300,000	300,000	400,000
Note Payable To West Virginia High Technology Consortium Foundation [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	95,178	95,178	191,373
Note Payable to West Virginia Economic Development Authority, Series 3 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	170,932	170,932	196,983
Capital leases [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	$ 349,572	$ 71,077	$ 253,519